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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-22673

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                           PIMCO Dynamic Income Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
                           PIMCO Dynamic Income Fund
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

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      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2020 to June 30, 2021

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22673
Reporting Period: 07/01/2020 - 06/30/2021
PIMCO Dynamic Income Fund









========================== PIMCO Dynamic Income Fund ===========================


CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: JUL 24, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Thomas Benninger         For       For          Management
1b    Elect Director Jan Jones Blackhurst     For       For          Management
1c    Elect Director Juliana Chugg            For       For          Management
1d    Elect Director Denise Clark             For       For          Management
1e    Elect Director Keith Cozza              For       For          Management
1f    Elect Director John Dionne              For       For          Management
1g    Elect Director James Hunt               For       For          Management
1h    Elect Director Don Kornstein            For       For          Management
1i    Elect Director Courtney R. Mather       For       For          Management
1j    Elect Director James Nelson             For       For          Management
1k    Elect Director Anthony Rodio            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as Auditor For       For          Management


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CAESARS ENTERTAINMENT, INC.

Ticker:       CZR            Security ID:  12769G100
Meeting Date: JUN 15, 2021   Meeting Type: Annual
Record Date:  APR 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gary L. Carano           For       For          Management
1.2   Elect Director Bonnie S. Biumi          For       For          Management
1.3   Elect Director Jan Jones Blackhurst     For       Withhold     Management
1.4   Elect Director Frank J. Fahrenkopf      For       For          Management
1.5   Elect Director Don R. Kornstein         For       For          Management
1.6   Elect Director Courtney R. Mather       For       For          Management
1.7   Elect Director Michael E. Pegram        For       For          Management
1.8   Elect Director Thomas R. Reeg           For       For          Management
1.9   Elect Director David P. Tomick          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
5     Increase Authorized Common Stock        For       For          Management
6     Authorize New Class of Preferred Stock  For       Against      Management


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CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 05, 2021   Meeting Type: Annual
Record Date:  MAR 09, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director C. William Eccleshare    For       For          Management
1.2   Elect Director Lisa Hammitt             For       For          Management
1.3   Elect Director Mary Teresa Rainey       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management


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DESARROLLADORA HOMEX SAB DE CV

Ticker:       HOMEX          Security ID:  P35054132
Meeting Date: APR 29, 2021   Meeting Type: Annual
Record Date:  APR 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Individual and Consolidated     For       Against      Management
      Financial Statements and Statutory
      Reports
2     Approve Allocation of Income            For       Against      Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       For          Management
      Corporate Practices and Compensation
      Committee
5     Receive Report on Integration of Share  For       Against      Management
      Capital in Accordance with
      Capitalization Plan Approved by Board
      and AGM on April 29, 2020
6     Elect or Ratify Directors, Chairman,    For       Against      Management
      Secretary (Non-Member) of Board,
      Chairmen and Members of Audit
      Committee and Corporate Practices and
      Compensation Committee; Approve Their
      Remuneration; Verify Independence
      Classification of Directors
7     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions


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IHEARTMEDIA, INC.

Ticker:       IHRT           Security ID:  45174J509
Meeting Date: APR 21, 2021   Meeting Type: Annual
Record Date:  MAR 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard J. Bressler      For       For          Management
1.2   Elect Director Kamakshi                 For       For          Management
      Sivaramakrishnan
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management


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URBI DESARROLLOS URBANOS SAB DE CV

Ticker:       URBI           Security ID:  P9592Y129
Meeting Date: APR 28, 2021   Meeting Type: Annual
Record Date:  APR 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Individual and Consolidated     For       For          Management
      Financial Statements and Statutory
      Reports; Approve Allocation of Income
2     Elect or Ratify Members, Chairman,      For       For          Management
      Secretary and Deputy Secretary of
      Board; Verify Independence
      Classification of Board Members
3     Elect or Ratify Chairman and Members    For       For          Management
      of Audit and Corporate Practices
      Committee
4     Approve Remuneration of Directors       For       For          Management
5     Set Maximum Amount of Share Repurchase  For       Against      Management
      Reserve
6     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions


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VICI PROPERTIES INC.

Ticker:       VICI           Security ID:  925652109
Meeting Date: APR 28, 2021   Meeting Type: Annual
Record Date:  MAR 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director James R. Abrahamson      For       For          Management
1b    Elect Director Diana F. Cantor          For       For          Management
1c    Elect Director Monica H. Douglas        For       For          Management
1d    Elect Director Elizabeth I. Holland     For       For          Management
1e    Elect Director Craig Macnab             For       For          Management
1f    Elect Director Edward B. Pitoniak       For       For          Management
1g    Elect Director Michael D. Rumbolz       For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 30, 2021